NOTES PAYABLE-RELATED PARTY	7 Months Ended
Dec. 31, 2021
Winvests Group Ltd [Member]
NOTES PAYABLE-RELATED PARTY

NOTE 7 – NOTES PAYABLE-RELATED PARTY

As of September 30, 2022, and December 31, 2021, the balance of notes payable related parties was $421,236 and $108,561, respectively.

The Company’s financing subsequent to the change of control on June 30, 2021 has come from the Winvest Group Limited (Cayman), an affiliate with the same name as the Company, and based in the Cayman Islands. Winvest Group Limited (Cayman) is an equity holdings company in the wellness industry and shares the same board of directors as the Company. As of September 30, 2022, the balance of notes payable was comprised of $360,986 due to the Winvest Group Limited (Cayman) and $60,250 due to the Chief Executive Officer of IQI.